Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions		12 Months Ended
	Mar. 24, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		€ 5,244
Profit/(loss) for the year		258	€ 318	€ 308
Other movements		3	87	59
Ending balance		3,402	5,244
Non-controlling interests
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies	€ (585)
Other movements				1
Non-controlling interests | Telefônica Brasil, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		3,546	3,399	3,106
Sales of non-controlling interests and inclusion of companies		0	0	0
Acquisitions of non-controlling interests and exclusion of companies		(346)	(111)	(86)
Dividends paid		(125)	(158)	(241)
Profit/(loss) for the year		226	238	198
Change in translation differences		(481)	182	425
Other movements		14	(4)	(3)
Ending balance		2,834	3,546	3,399
Non-controlling interests | Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		1,286	2,237	2,353
Sales of non-controlling interests and inclusion of companies		0	0	0
Acquisitions of non-controlling interests and exclusion of companies		(1,057)	(866)	(48)
Dividends paid		(17)	(157)	(161)
Profit/(loss) for the year		10	71	68
Change in translation differences		0	0	0
Other movements		2	1	25
Ending balance		224	1,286	2,237
Non-controlling interests | Colombia Telecomunicaciones, S.A., ESP BIC
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		362	344	409
Sales of non-controlling interests and inclusion of companies		0	0	0
Acquisitions of non-controlling interests and exclusion of companies		0	0	0
Dividends paid		0	0	(7)
Profit/(loss) for the year		(25)	(44)	(4)
Change in translation differences		(32)	70	(47)
Other movements		(8)	(8)	(7)
Ending balance		297	362	344
Non-controlling interests | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		0	599	546
Sales of non-controlling interests and inclusion of companies			0	0
Acquisitions of non-controlling interests and exclusion of companies			(585)	0
Dividends paid			(28)	0
Profit/(loss) for the year			22	50
Change in translation differences			(19)	13
Other movements			11	(10)
Ending balance			0	599
Non-controlling interests | Other
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		50	41	63
Sales of non-controlling interests and inclusion of companies		0	0	23
Acquisitions of non-controlling interests and exclusion of companies		(47)	(17)	(44)
Dividends paid		(3)	(2)	(2)
Profit/(loss) for the year		47	31	(4)
Change in translation differences		7	0	2
Other movements		(7)	(3)	3
Ending balance		47	50	41
Non-controlling interests | Telefónica, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance		5,244	6,620	6,477
Sales of non-controlling interests and inclusion of companies		0	0	23
Acquisitions of non-controlling interests and exclusion of companies		(1,450)	(1,579)	(178)
Dividends paid		(145)	(345)	(411)
Profit/(loss) for the year		258	318	308
Change in translation differences		(506)	233	393
Other movements		1	(3)	8
Ending balance		€ 3,402	€ 5,244	€ 6,620